Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		59 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Operating Expenses
Consulting fees	$ 206,000	$ 105,000	$ 317,750	$ 309,000	$ 411,750	$ 120,500	$ 910,000
General and administrative	963	18,773	3,624	56,376	60,648	35,534	101,359
Management fees						20,000	43,727
Professional fees	33,466	19,834	42,966	40,623	70,854	41,056	218,426
Transfer agent fees	91	569	260	670	670	3,469	18,868
Total Operating Expenses	240,520	144,176	364,600	406,669	543,922	220,559	1,292,380
Loss Before Other Expenses (Income)	(240,520)	(144,176)	(364,600)	(406,669)	(543,922)	(220,559)	(1,292,380)
Other Expenses (Income)
Accretion expense		2,805		8,306	12,669	4,131	16,800
Impairment of intangible assets						92,538	92,538
Interest expense	23,171	12,246	30,568	34,654	44,541	26,504	106,811
Loss (gain) on settlement of debt					43,470	(24,552)	18,918
Total Other Expenses (Income)	23,171	15,051	30,568	42,960	100,680	98,621	235,067
Net Loss for the Period	$ (263,691)	$ (159,227)	$ (395,168)	$ (449,629)	$ (644,602)	$ (319,180)	$ (1,527,447)
Weighted Average Shares Outstanding (in Shares)	377,203,075	347,380,000	377,035,865	347,380,000	350,207,767	466,054,356